THE OLSTEIN FINANCIAL ALERT FUND
--------------------------------
PRESIDENT'S MESSAGE
-------------------


DEAR SHAREHOLDER:
INVESTING ON AUTOPILOT:
   It always amazed me to observe many wedding invitees maintaining the same dance step, regardless of the change in music. It is remarkable that, despite the many changes I have experienced in the economic environment during my 29 years in the investment business, many investors continue to fall into the same investment trap.

   Back in the 1970s most American investors chose their own stocks one at a time and believed that you never sell as long as the companies in the portfolio were sound. At the time, holders of Polaroid, Xerox and Eastman Kodak had just gone through a remarkable decade of outstanding investment gains following this philosophy. At one time in 1972, Polaroid reached a price that valued the company at 100 times earnings, and investors were nevertheless provided with the rationale as to why the stock was "cheap". The bear market of 1973 and 1974 which followed completely destroyed the investment myth of "one-decision"
investing. In many instances an investor had to wait over 20 years for some of the "nifty fifty," one-decision stocks in their portfolio (which included some of the biggest and best names in corporate America) to reach the purchase prices that were paid in 1972.

   In the early 90's, many investors asked mutual fund managers to select securities for them in hopes of increasing their return in an environment of falling interest rates. Now, as the longest bull market in history continues without a meaningful decline, investors are increasingly deciding that they no longer need (nor should they pay for) such managers to find securities with the best potential relative to the risk taken. Instead, they are investing in mutual funds whose only purpose is to mimic the performance of the stock market and charge low fees. Risk assessment is completely removed from the investment process.

   Known as "index funds," these investment vehicles hold shares in companies that make up a well-recognized market index such as the Standard & Poor's 500 Composite Index (S&P 500). In essence, these funds do invest mindlessly, run on "autopilot," and guarantee that, except for the minimal cost of running the fund, will do no worse than the index that they define as the proxy for the stock market.

"MINDLESS" INVESTING:
   Mindless investing has risks that an investor should be unwilling to accept. As a student of history, I can recall that time after time, mindless investing has proven to be a high risk investment process. An investor needs only to be reminded of the Penn Central Railroad, once a pillar of the American economic system, that went bankrupt in l970.

   Exuberant over investment results during the last 6 years, many investors have come to believe that all that is required to make money is to be in the market. Index funds have grown in popularity. A recent(1) article in "The New York Times" noted that, on an average over the last 3 years, index funds that track the S&P 500 have performed better for their shareholders than did 93% of stock funds actively managed by investment professionals. Based on these results and press accolades, many novice investors have mistakenly reached conclusions about the safety of these investments. In fact, while index funds have recently done well, there have been long periods in the past when actively managed stock funds outperformed the index. For example, in the five year period ended December 31, 1982, 80% of the actively managed portfolios performed better than the S&P 500(1).

   There is a major difference between a fund matching a market average and a risk-free investment. As more and more money has poured into these vehicles, the individual securities included in the index are purchased automatically with no valuation or assessment. As a result, the index becomes higher and higher, and individual securities (similar to the early 1970s) within the funds, although maybe great companies, begin to reach levels of overvaluation.

   Many recent investors have never experienced a bear market. Unlike a general stock fund, an index fund cannot hold cash or other instruments to protect itself against a market decline or overvalued stocks. In addition, index funds are weighted by the market value of companies. Thus, fluctuations in the largest stocks such as General Electric, Coca Cola, Intel, etc. have an oversized effect on the fluctuation in the fund. While Olstein & Associates, L.P., (the "Manager") believes that Intel is still undervalued despite sizable appreciation over the past few years, the Manager believes that the index movement is creating pockets of overvaluation in stocks such as General Electric and Coca Cola which are prominent in the index.

THE FUND'S MISSION:
   The mission of The Olstein Financial Alert Fund (the "Fund") is to potentially provide shareholders with returns that exceed
alternative   low  risk  treasury  securities  and   reward   our
shareholders for taking the risks of investing in equities. The Manager does not purport to compete against any market index which someone defines as a proxy for the stock market, and believes that attempts at both defining and predicting the stock market should be viewed as an exercise in futility better left to the philosophers of the world. The Manager's investment focus is on identifying individual stocks which sell at a discount to the Manager's proprietary calculation of the company's private market
value.   The  Manager does not share the media's  obsession  with
comparing performance on a daily, quarterly, or annual basis with either market indices or other funds. The Manager believes that
long-term  capital  gains  objectives  are  achieved  by   paying
attention to the price one pays for securities as opposed to  the
willingness  to  pay  any  price for a good  company.   The  Fund
embraces the philosophy that a "good" company can be a "bad" stock if you pay the wrong price. At the end of its Semi-Annual period, the Fund held approximately 20% of its portfolio in short-term U. S. Treasury securities waiting to be invested in stocks that  sell  at discounts to the Manager's  assessment  of  value,
rather  than  mindlessly  remaining  fully  invested.   If  being
cautious results in underperforming an index for a period of time, the Manager is willing to accept this penalty.

   The  new  breed of mindless investing products such  as  index funds, the "Dogs of the Dow," and similarly designed products entail risk by the very fact that the financial statements of the companies are not being examined by a professional. The low fees match the effort being provided to investors to assess the values of the companies in the portfolio. On the other hand, shareholders of The Olstein Financial Alert Fund are more interested in playing defense first; having a professional continually monitoring the financial health of the companies in the portfolio, and diversifying their risk over a large portfolio of securities rather than take the risk of concentration.

   In 1996, the S&P 500 appreciated 22.9%. Few investors realize how concentrated the performance of the S&P 500 has been. For example, the aforementioned "New York Times" article noted that last year, 25 of the largest stocks in the S&P 500 that account for one-third of the value of the Index rose 37%. Therefore, according to our calculations, the other 475 stocks collectively were up 16%. Thus, when one calculates a simple average (unweighted with respect to market capitalization) of the appreciation of the 500 stocks comprising the S&P 500, the average appreciation falls to 17% from the reported 22.9% weighted average. Of course, if and when the stock market, or the current index investment theme reverses itself, the larger companies in the Index could have the opposite impact on the S&P
500. Liquidations by index funds, or individual investors and portfolio managers who deem the securities of these larger companies to be overvalued, could result in a magnified effect on index funds. The Manager believes that such concentration, especially in the form of mindless investing, increases investment risks.

THE RISK/REWARD RATIO:
   The Olstein Financial Alert Fund was one of the few funds to outperform the S&P 500 in 1996 (24.4% vs. 22.9% respectively)*. However, the Manager continues to believe that investment results should be measured over 5 and 10-year periods rather than one-year intervals. I am proud of the fact that the results were achieved with approximately 20% of the Fund invested in short-term U. S. Treasury securities, waiting for equity securities to decline to prices that improved the Manager's assessment of a risk/reward ratio. The Fund's cash position provided shareholders with a potential hedge against a reversal in market psychology, yet the Manager was still able to provide the Fund's shareholders with a satisfactory return. Even if the Fund had underperformed the S&P 500, the Manager believes that the Fund's shareholders should be willing to pay the price for such prudence. Included with this letter is a chart illustrating the hypothetical value of a $10,000 investment made at the Fund's inception.

   The Manager will continue to apply the principle of assessing risk before considering upside potential on a stock-by-stock basis. This is the cornerstone of the Fund's investment philosophy. Mindless investing entails too much risk. The Manager is unyielding in its dedication to hands-on investing which emphasizes playing defense first in its quest to achieve the Fund's shareholders' capital gains objectives.

   Although there may be some bumps along the way, the Manager believes that the Fund's portfolio holdings are structured to achieve the Fund's objectives over the ensuing 3 - 5 year period.
Your trust is greatly appreciated.


                                  Sincerely,



                                  Robert A. Olstein

                                  President

   April 1, 1997


* The Fund's total returns for inception (September 21, 1995) and for the 1 year period ending March 31, 1997 were 22.47% and 33.27%, respectively. Past performance is not necessarily indicative of future results. Investment returns and principal values may fluctuate, so that, when redeemed, shares may be worth more or less than their original cost.

(1) January 28, 1997, "Riding Wall Street on Autopilot:  Indexed
    Funds Draw Investors", p.D1, Edward Wyatt

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT*
   The  table  displays,  on a quarterly basis,  the  Fund's  net asset  value per share, distributions, and the value  of  $10,000 invested in the Fund at the time of its inception. (Assumes all dividends were reinvested and no shares were redeemed.)

                                               VALUE OF SHARES OWNED,
			  NET ASSET VALUE                        IF INTIAL
  DATE           PER SHARE       DIVIDENDS     INVESTMENT WAS $10,000
  ----        ---------------    ---------     -----------------------
  9/21/95      $10.00         					  $10,000
  9/30/95       10.01                              10,010
  12/31/95      10.25             $0.011           10,261
  3/31/96       10.87                              10,881
  6/30/96       11.45                              11,461
  9/30/96       11.70                              11,711
  12/31/96      11.71              1.032           12,753
  3/31/97       12.23                              13,327

* The above chart assumes no redemptions. Redemptions may be subject to a Contingent Deferred Sales Charge if made within two years of the investment of such funds. The Fund's total returns for inception (September 21, 1995) and for the 1 year period ending March 31, 1997 were 22.47% and 33.27%, respectively. Past performance is not necessarily indicative of future results. Investment returns and principal values may fluctuate, so that, when redeemed, shares may be worth more or less than their original cost.

THE OLSTEIN FINANCIAL ALERT
---------------------------
SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                                VALUE
                                                  SHARES       (NOTE 2)
												  ------       --------
COMMON STOCK - 78.8%
COMMUNICATIONS & BROADCASTING - 0.9%
     BET Holdings, Inc. (A Shares)*..........     41,500    $   1,219,063
                                                            -------------

FINANCE & INSURANCE - 4.0%
     INSURANCE CARRIERS - 1.8%
     Chubb Corp..............................      5,000          293,125
     MGIC Investment Corp....................     27,500        2,162,188
                                                             ------------
                                                                2,455,313
                                                             ------------
     SECURITIES & COMMODITIES BROKERS,
      DEALERS & SERVICES - 0.6%
     Paine Webber Group, Inc.................     25,000          815,625
                                                             ------------

     STATE & NATIONAL BANKS - 1.6%
     JSB Financial, Inc......................     56,000        2,229,500
                                                             ------------

     TOTAL FINANCE & INSURANCE ........................         5,500,438
                                                             ------------
MANUFACTURING - 57.8%
     CHEMICALS & ALLIED PRODUCTS - 5.3%
     IMC Global Inc..........................     53,500        1,865,813
     Learonal, Inc...........................    112,400        2,711,650
     Mississippi Chemical Corp...............     52,712        1,291,444
     Terra Industries, Inc...................     99,900        1,361,138
                                                             ------------
                                                                7,230,045
                                                             ------------
     COMMUNICATION EQUIPMENT - 1.3%
     General Instrument Corp.*...............     75,000        1,781,250
                                                             ------------

     COMPUTER & OFFICE EQUIPMENT - 3.9%
     Compaq Computer Corp. *.................     10,000          792,500
     Hewlett-Packard Co......................      7,000          392,000
     Intel Corp.+............................     22,500        3,192,187
     LSI Logic Corp.*........................     28,400          979,800
                                                             ------------
                                                                5,356,487
                                                             ------------
     FURNITURE & FIXTURES - 1.2%
     Ethan Allen Interiors, Inc..............     35,000        1,605,625
                                                             ------------

     GAMES & TOYS - 0.5%
     Mattel, Inc.............................     26,700          664,162
                                                             ------------

     GLASS, CONCRETE & OTHER PRODUCTS - 3.1%
     Centex Construction Products, Inc.......     85,900        1,460,300
     Giant Cement Holding, Inc.*.............     83,000        1,348,750
     Southdown, Inc..........................     42,000        1,501,500
                                                             ------------
                                                                4,310,550
                                                             ------------
     MISCELLANEOUS ELECTRICAL MACHINERY,
      EQUIPMENT & SUPPLIES - 7.1%
     Amphenol Corp. (A Shares)*..............     66,500    $   1,695,750
     Applied Materials, Inc.*................     15,000          759,375
     Park Electrochemical Corp...............     77,000        1,876,875
     Robbins & Myers, Inc....................     43,400        1,193,500
     Scotsman Industries, Inc................     42,500        1,184,687
     Silicon Valley Group, Inc.*.............     32,000          684,000
     Teradyne, Inc.*.........................     22,500          613,125
     Texas Instruments, Inc..................      9,000          694,125
     Varian Associates, Inc..................     17,500        1,010,625
                                                             ------------
                                                                9,712,062
                                                             ------------
     MISCELLANEOUS INDUSTRIAL MACHINERY
      & EQUIPMENT - 3.3%
     Harnischfeger Industries, Inc...........     10,000          438,750
     LSI Industries, Inc.....................     73,000          967,250
     Simpson Manufacturing Co.*..............     61,800        1,575,900
     Tidewater, Inc..........................     35,000        1,505,000
                                                             ------------
                                                                4,486,900
                                                             ------------

     MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.5%
     Kysor Industrial, Corp..................     41,700        1,782,675
     Pittway Corp............................      7,600          397,100
     Pittway Corp. (A Shares)................     15,900          842,700
     Steel of West Virginia, Inc.*...........     58,200          381,938
                                                             ------------
                                                                3,404,413
                                                             ------------
     PAPER & PAPER PRODUCTS - 1.7%
     Boise Cascade Corp......................     72,500        2,383,437
                                                             ------------

     PHARMACEUTICAL PREPARATIONS - 2.1%
     Merck & Co., Inc........................      9,000          828,000
     Pharmacia & Upjohn, Inc.................     33,500        1,235,313
     Warner-Lambert Co.......................     10,000          840,000
                                                             ------------
                                                                2,903,313
                                                             ------------
     PHOTOGRAPHIC EQUIPMENT & SUPPLIES - 0.9%
     Eastman Kodak Co........................     14,000        1,254,750
                                                             ------------

     PRECISION INSTRUMENTS & MEDICAL SUPPLIES - 1.7%
     Depuy, Inc.*............................     49,200        1,057,800
     KLA Instruments*........................     15,000          625,313
     Theragenics Corp.*......................     26,300          627,912
                                                             ------------
                                                                2,311,025
                                                             ------------
     PRINTING & PUBLISHING - 4.3%
     Bowater, Inc............................     15,000          635,625
     Bowne & Co., Inc........................    145,000        3,915,000
     Meredith Corp...........................     27,500        1,347,500
                                                             ------------
                                                                5,898,125
                                                             ------------
     TELECOMMUNICATIONS EQUIPMENT - 0.7%
     Adaptec, Inc.*..........................     17,000    $     647,062
     HSN, Inc.*..............................     13,500          347,625
                                                             ------------
                                                                  994,687
                                                             ------------
     TEXTILES & APPAREL - 5.4%
     Donna Karan International, Inc.*........    300,800        3,609,600
     Liz Claiborne, Inc......................     25,000        1,012,500
     Quiksilver, Inc.*.......................    110,000        2,750,000
                                                             ------------
                                                                7,372,100
                                                             ------------
     TRANSPORTATION - 7.6%
     Continental Airlines, Inc.
       (B Shares)*+..........................     64,000        1,832,000
     Delta Air Lines, Inc. ..................     31,000        2,495,500
     Florida East Coast Industries, Inc......     12,000        1,171,500
     Northwest Airlines Corp. (A Shares).....    109,500        3,873,562
     UAL Corp.*..............................     17,500          993,125
                                                             ------------
                                                               10,365,687
                                                             ------------
     TRANSPORTATION EQUIPMENT - 5.2%
     Fleetwood Enterprises, Inc..............    126,000        3,276,000
     General Motors Corp.+...................     58,500        3,385,689
     Monaco Coach Corp.*.....................     26,000          520,000
                                                             ------------
                                                                7,181,689
                                                             ------------
     TOTAL MANUFACTURING...............................        79,216,307
                                                             ------------
MINING - 0.7%
     Giant Industries, Inc...................     69,000          957,375
                                                             ------------

SERVICES - 9.0%
     AMUSEMENT & RECREATION SERVICES - 0.3%
     Harrah's Entertainment, Inc.*...........     25,000          462,500
                                                             ------------

     BUSINESS SERVICES - 5.8%
     ABM Industries, Inc.....................     66,500        1,246,875
     Hvide Marine, Inc.*.....................    112,000        2,324,000
     RMH Teleservices, Inc.*.................     25,500          184,875
     Sotheby's Holdings, Inc. (A Shares).....    165,000        2,805,000
     VeriFone, Inc.*.........................     40,000        1,390,000
                                                             ------------
                                                                7,950,750
                                                             ------------
     MEDICAL & HEALTH SERVICES - 1.5%
     Conmed Corp.*...........................     37,500          740,625
     Healthcare Compare Corp.*...............     31,000        1,323,312
                                                             ------------
                                                                2,063,937
                                                             ------------
     PERSONAL SERVICES - 1.4%
     Hilton Hotels Corp......................     75,200        1,889,400
                                                             ------------

     TOTAL SERVICES....................................        12,366,587
                                                             ------------
WHOLESALE & RETAIL TRADE - 6.4%
     RETAIL APPAREL & ACCESSORY STORES - 3.2%
     Kenneth Cole Productions, Inc.*.........     45,600    $     894,900
     Loehmann's Holdings, Inc.*..............     90,000        1,434,375
     Urban Outfitters, Inc.*.................    187,500        2,132,813
                                                             ------------
                                                                4,462,088
                                                             ------------
     RETAIL DEPARTMENT STORES - 0.9%
     The Wet Seal, Inc.*.....................     60,000        1,192,500
                                                             ------------

     RETAIL EATING & DRINKING PLACES - 0.5%
     Buffets, Inc............................    100,220          720,331
                                                             ------------

     RETAIL FURNITURE & APPLIANCE STORES - 0.6%
     La-Z-Boy, Inc...........................     23,000          796,375
                                                             ------------

     WHOLESALE ELECTRONIC EQUIPMENT
      & COMPUTERS - 1.2%
     Tandy Corp..............................     32,500        1,637,187
                                                             ------------

     TOTAL WHOLESALE & RETAIL TRADE....................         8,808,481
                                                             ------------
     TOTAL COMMON STOCK
      (Cost $94,616,358)..............................        108,068,251
                                                             ------------

MUTUAL FUNDS - 0.6%
     Scudder Managed Cash Fund
      (COST $809,446).......................     809,446          809,446
                                                             ------------

U.S. GOVERNMENT AGENCY
OBLIGATIONS - 21.4%
     Federal Home Loan Banks,
      5.21%,  3/14/97.......................     $6,500    $   6,487,771
     Federal Home Loan Mtge. Corp.,
      5.15%, 03/04/97.......................      4,288        4,286,160
     Federal National Mtge. Assoc.,
      5.14%, 03/03/97.......................      1,730        1,729,506
     Federal National Mtge. Assoc.,
      5.12%, 03/05/97.......................      3,325        3,323,108
     Federal National Mtge. Assoc.,
      5.12%, 03/06/97.......................      3,330        3,327,632
     Federal National Mtge. Assoc.,
      5.20%, 03/07/97.......................      5,595        5,590,151
     Federal National Mtge. Assoc.,
      5.20%, 03/11/97.......................      4,655        4,648,276
                                                             -----------

     TOTAL U.S. GOVERNMENT
      Agency Obligations
      (Cost $29,392,604)..............................        29,392,604
                                                             -----------

     TOTAL INVESTMENTS
      (COST $124,818,408) - 100.8%....................       138,270,301



RECEIVABLES FROM BROKERS FOR
SECURITIES SOLD SHORT - 1.8%..........................        2,523,701
                                                             -----------

SECURITIES SOLD SHORT
(PROCEEDS $2,458,107) - (1.6)%........................       (2,165,338)
                                                             -----------

OTHER ASSETS AND LIABILITIES,
NET - (1.0)% .........................................       (1,441,505)
                                                             -----------

NET ASSETS - 100.0% ..................................      $137,187,159
                                                            ------------

* Non-income producing securities.
+ A portion of these securities were pledged to cover collateralization requirements on open short sale transactions. (See Note 3 of Notes to Financial Statements). At the period end securities pledged amounted to $2,729,060.

SECURITIES SOLD SHORT - (1.6)%
FINANCE - (0.4%)
     Aames Financial Corp....................      4,500    $     135,563
     Credit Acceptance Corp..................      5,000          106,250
     Olympic Financial Ltd...................     15,000          165,000
     WFS Financial, Inc......................      7,000          103,250
                                                             ------------

     TOTAL FINANCE.....................................           510,063
                                                             ------------
MANUFACTURING - (0.2%)
     Advanced Fibre Communications...........      3,000           97,500
     Centennial Technologies, Inc............     10,000           27,500
     Hondo Oil and Gas Co....................     10,000          120,000
     North American Vaccine, Inc.............      4,000           90,500
                                                             ------------

     TOTAL MANUFACTURING...............................           335,500
                                                             ------------
SERVICES - (0.4%)
     BTG, Inc................................      7,200          144,000
     Medaphis Corp...........................      4,000           39,750
     Organogenesis, Inc......................     10,000          221,250
     Wellcare Management Group, Inc..........     13,000           97,500
                                                             ------------

     TOTAL  SERVICES...................................           502,500
                                                             ------------
WHOLESALE & RETAIL TRADE - (0.6%)
     Best Buy Co., Inc.......................     10,000           92,500
     Boston Chicken, Inc.....................      5,000          163,750
     Cylink Corp.............................     12,300          150,675
     Edison Brothers Stores .................     37,600           61,100
     Foxmeyer Health Corporation.............     84,600          105,750
     Movie Gallery, Inc......................      5,000           53,750
     Today's Man, Inc........................     25,000           93,750
     U.S. Office Products Co.................      3,000           96,000
                                                             ------------

     TOTAL WHOLESALE & RETAIL TRADE....................           817,275
                                                             ------------

TOTAL SECURITIES SOLD SHORT
(PROCEEDS $2,458,107).................................      $   2,165,338
                                                             ------------

THE OLSTEIN FINANCIAL ALERT FUND
================================
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
===============================================

ASSETS:
Investments in securities (identified cost $124,818,408) (Note 2) ........                                $  138,270,301
Receivables from brokers for securities sold short .......................                                     2,523,701
Dividends and interest receivable ........................................                                       152,454
Receivables for investments sold .........................................                                     2,105,925
Receivables for capital shares sold.......................................                                       136,005
Unamortized organization costs ...........................................                                        82,089
Other Assets..............................................................                                        12,992
                                                                                                           -------------
 Total assets ............................................................                                   143,283,467
                                                                                                           -------------

LIABILITIES:
Securities sold short (proceeds: $2,458,107) (Note 3) ....................                                     2,165,338
Payable for investments purchased ........................................                                     3,301,458
Due to Investment Manager (Note 4) .......................................                                       215,139
Other accrued expenses (Note 4) ..........................................                                       414,373
                                                                                                           -------------
 Total liabilities .......................................................                                     6,096,308
                                                                                                           -------------
NET ASSETS ...............................................................                                $  137,187,159
                                                                                                           =============

NET ASSETS CONSIST OF:
Accumulated net investment loss ..........................................                                $     (362,917)
Net unrealized appreciation of investments (Note 3) ......................                                    13,451,892
Net unrealized appreciation on securities sold short .....................                                       292,769
Accumulated net realized gain ............................................                                     9,351,691
Shares of beneficial interest ............................................                                        11,089
Additional paid-in capital ...............................................                                   114,442,635
                                                                                                           -------------
NET ASSETS, for 11,089,322 shares outstanding ............................                                $  137,187,159
                                                                                                           =============
NET ASSET VALUE and offering price per share ($137,187,159 / 11,089,322
outstanding shares of beneficial interest, $0.001 par value)                                                      $12.37
                                                                                                                  ======


STATEMENT OF OPERATIONS (UNAUDITED)
===================================

                                                                                                         FOR THE SIX-MONTH
                                                                                                            PERIOD ENDED
                                                                                                         FEBRUARY 28, 1997
                                                                                                            (UNAUDITED)
                                                                                                         ------------------
INVESTMENT INCOME:
 Income:
  Dividends..............................................................                                $      486,870
  Interest...............................................................                                       609,634
                                                                                                          -------------
                                                                                                              1,096,504
                                                                                                          -------------

EXPENSES:
 Management fee (Note 4) .................................................                                      609,917
 Distribution expenses (Note 4) ..........................................                                      609,917
 Custodian fee (Note 4) ..................................................                                       21,189
 Transfer Agent fee (Note 4) .............................................                                       27,688
 Administration fee (Note 4) .............................................                                       72,561
 Accounting fee (Note 4) .................................................                                       32,147
 Trustees' fees and expenses (Note 4) ....................................                                        9,009
 Amortization of organizational expenses .................................                                       12,437
 Legal....................................................................                                        5,703
 Audit....................................................................                                       13,419
 Shareholders report fees ................................................                                        8,265
 Registration fees .......................................................                                       15,512
 Dividend expense for securities sold short ..............................                                          135
 Miscellaneous ...........................................................                                       21,522
                                                                                                           -------------
Total expenses ...........................................................                                    1,459,421
                                                                                                           -------------
Net investment loss ......................................................                                     (362,917)
                                                                                                           -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investment transactions ..........................                                    11,047,661
  Net realized loss on securities sold short ............................                                      (209,804)
  Net unrealized appreciation of investments ............................                                    11,662,979
  Net unrealized appreciation on securities sold short ..................                                       173,205
                                                                                                           -------------

 Net gain on investments .................................................                                   22,674,041
                                                                                                           -------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS  ....................                                $   22,311,124
                                                                                                          ==============

STATEMENTS OF CHANGES IN NET ASSETS
===================================

                                                                                     FOR THE SIX-MONTH        FOR THE PERIOD
                                                                                        PERIOD ENDED        SEPTEMBER 21, 1995+
                                                                                     FEBRUARY 28, 1997           THROUGH
                                                                                       (UNAUDITED)           AUGUST 31, 1996
                                                                                     -----------------      -------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment loss......................................................           $     (362,917)      $    (606,294)
 Net realized gain on investment transactions.............................               11,047,661           9,352,900
 Net realized gain (loss) on securities sold short .......................                 (209,804)             75,942
 Net unrealized appreciation of investments...............................               11,662,979           1,788,913
 Net unrealized appreciation on securities sold short ....................                  173,205             119,564
                                                                                       -------------       -------------
 Net increase in net assets resulting from operations ....................               22,311,124          10,731,025
                                                                                       -------------       -------------
Distributions to shareholders from:
 Net realized capital gains ($1.032 and $0.011 per share, respectively) ..              (10,206,993)           (101,721)
                                                                                        ------------       -------------
Increase in net assets from Fund share transactions (Note 5) .............               16,078,274          98,275,450
                                                                                        ------------       -------------
Increase in net assets ...................................................               28,182,405         108,904,754

NET ASSETS:
 Beginning of period .....................................................              109,004,754             100,000
                                                                                        ------------       -------------
 End of period ...........................................................           $  137,187,159        $109,004,754
                                                                                       =============       =============


+    Commencement of Operations.

THE OLSTEIN FINANCIAL ALERT
===========================
FINANCIAL HIGHLIGHTS
====================


The following table includes selected data for a share outstanding for the Fund throughout each period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.



                                                                        FOR THE SIX-MONTH                FOR THE PERIOD
                                                                           PERIOD ENDED                SEPTEMBER 21, 1995+
                                                                        FEBRUARY 28, 1997                    THROUGH
                                                                           (UNAUDITED)                   AUGUST 31, 1996
                                                                        ------------------             -------------------
NET ASSET VALUE - BEGINNING OF PERIOD....................                    $11.21                        $10.00

INVESTMENT OPERATIONS:
 Net investment loss.....................................                     (0.03)                        (0.07)
 Net realized gain on investments........................                      2.22                          1.29
                                                                             ------                         ------
    Total from investment operations.....................                      2.19                          1.22
                                                                             ------                         ------

DISTRIBUTIONS:
 From net realized gains.................................                     (1.03)                        (0.01)
                                                                             -------                        ------
       Total distributions...............................                     (1.03)                        (0.01)
                                                                             -------                        ------

NET ASSET VALUE - END OF PERIOD..........................                    $12.37                        $11.21
                                                                             =======                       =======
TOTAL RETURN++...........................................                     20.11%                        12.22%

Ratios (to average net assets)/Supplemental Data:
 Expenses................................................                      2.39%*                        2.43%*
 Net investment income (loss)............................                     (0.60)%*                      (0.68)%*
Portfolio turnover rate..................................                    149.56%*                      139.77%*
Average commission rate paid.............................                     $0.0600                       $0.0592
Net assets at end of period (000 omitted)................                    $137,187                      $109,005

+    Commencement of Operations.
++ The total return for each period has not been annualized and does not reflect any deferred sales charge.
*    Annualized.

THE OLSTEIN FINANCIAL ALERT FUND
================================
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
=========================================


1.DESCRIPTION  OF  THE  FUND.  The Olstein Financial  Alert  Fund
  (the "Fund") is the first series of The Olstein Funds (the "Trust"), a Delaware business trust organized on March 31, 1995. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end
  diversified   management  investment   company.   The   primary
  investment objective of the Fund is long-term capital appreciation with a secondary objective of income. The Fund commenced investment operations on September 21, 1995.

2.SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Fund:

  SECURITY VALUATION. The Fund's securities, except short-term investments with remaining maturities of 60 days or less, are valued at their market value as determined by their last sale price in the principal market in which these securities are normally traded. Lacking any sales, the security will be valued at the mean between the closing bid and ask price. Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value, unless the Fund's Board of Trustees determines that this does not represent fair value. The value of all other securities is determined in good faith under the direction of the Board of Trustees.

  FEDERAL INCOME TAXES. The Fund intends to continue to qualify for treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision has been provided.

  DISTRIBUTIONS TO SHAREHOLDERS. Distributions of net investment income and net realized gains will be made annually in December. An additional distribution may be made to the extent necessary to avoid the payment of a 4% excise tax.

  DEFERRED ORGANIZATION COSTS. Costs incurred by the Fund in connection with its organization have been deferred and are being amortized using the straight-line method over a five-year period beginning on the date that the Fund commenced operations. In the event that any of the initial shares of the Fund are redeemed during the amortization period by any holder thereof, the redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of such redemption.

  USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

  OTHER. Investment security transactions are accounted for on a trade date basis. The Fund uses the specific identification method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

3.PURCHASES AND SALES OF INVESTMENT SECURITIES. During the six-month period ended February 28, 1997, purchases and sales of investment securities (excluding securities sold short and short-term investments) aggregated as follows:

        PURCHASES...................      $75,098,841
        SALES.......................       83,035,633


  The following balances for the Fund are as of February 28, 1997:


        COST FOR      NET TAX BASIS    TAX BASIS GROSS   TAX BASIS GROSS
     FEDERAL INCOME     UNREALIZED        UNREALIZED        UNREALIZED
      TAX PURPOSES     APPRECIATION     APPRECIATION       DEPRECIATION
     --------------   --------------   ---------------   ----------------
      $124,998,258      $13,272,043      $16,282,953       $3,010,910


  SHORT SALES. Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund then is obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. All short sales must be fully collateralized. The Fund maintains the collateral in a segregated account consisting of cash, U.S. Government securities or other liquid assets sufficient to collateralize the market value of its short positions. The Fund limits the value of short positions to 25% of the Fund's net assets. At February 28, 1997, the Fund had 1.6% of its net assets in short positions. For the six-month period ended February 28, 1997, the cost of investments purchased to cover short sales and the proceeds from those investments sold short were $3,032,737 and $2,822,933, respectively.

4.INVESTMENT   MANAGEMENT   FEE  AND  OTHER   TRANSACTIONS   WITH
  AFFILIATES. The Fund employs Olstein & Associates, L.P. ("Olstein & Associates" or the "Investment Manager") as the investment manager. Pursuant to an investment management agreement with the Fund, the Investment Manager selects investments and supervises the assets of the Fund in accordance with the investment objective, policies and restrictions of the Fund, subject to the supervision and direction of the Board of Trustees. For its services, the Investment Manager is paid a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets. For the six-month period ended February 28, 1997, the Fund incurred investment management fees of $609,917.

  Rodney Square Management Corp. ("Rodney Square"), a wholly owned subsidiary of Wilmington Trust Company ("WTC"), which is wholly owned by Wilmington Trust Corporation, a publicly held bank holding company, serves as Administrator to the Fund pursuant to an Administration Agreement with the Trust on behalf of the Fund. As Administrator, Rodney Square is responsible for services such as budgeting, maintaining federal and state registration for the Fund's shares, financial reporting, compliance monitoring and corporate management. For the services provided, Rodney Square receives a monthly administration fee at an annual rate based upon the average daily net assets of the Fund as follows: 0.15% of average daily net assets up to $50 million (subject to a minimum annual fee of $50,000); 0.10% of average daily net assets over $50 million up to $100 million; 0.07% of average daily net assets over $100 million up to $200 million; and
  0.05% of average daily net assets over $200 million. The administration fee paid to Rodney Square for the six-month period ended February 28, 1997 amounted to $72,561.

  Rodney  Square  also  serves as Transfer  and  Dividend  Paying
  Agent for the Fund pursuant to a Transfer Agent Agreement with the Trust dated August 18, 1995. WTC serves as Custodian of the assets of the Trust.

  Rodney Square Distributors, Inc. ("RSD"), a wholly owned subsidiary of WTC, and Olstein & Associates (together the "Distributors") have entered into a distribution and underwriting agreement with the Fund dated August 18, 1995, under which the Distributors act as co-underwriters to engage in activities designed to assist the Fund in securing purchasers for its shares. The Fund has adopted a Shareholder Servicing and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"). Amounts paid under the 12b-1 Plan may compensate the Distributors or others for the activities in the promotion and distribution of the Fund's shares and for shareholder servicing. The total amount which the Fund will pay under the 12b-1 Plan is 1.00% per annum of the Fund's average daily net assets. For the six-month period ended February 28, 1997, fees paid by the Fund pursuant to the 12b-1 Plan amounted to $609,917.

  Rodney Square determines the net asset value per share of the Fund and provides accounting services to the Fund pursuant to an Accounting Services Agreement with the Fund. For the accounting services provided, Rodney Square receives an annual fee of $40,000, plus an amount based on the average daily net assets of the Fund as follows: 0.03% of average daily net assets over $50 million up to $100 million; 0.02% of average daily net assets over $100 million up to $250 million; and
  0.01%  of  average  daily net assets  of  the  Fund  over  $250 million.

  Certain trustees and officers of the Trust are also officers of the Trust's Investment Manager. Such trustees and officers are paid no fees by the Trust for serving as trustees or officers of the Trust.

  During the six-month period ending February 28, 1997, the Fund paid total brokerage commissions of $98,812 to affiliated broker dealers in connection with purchases and sales of investment securities.

5.FUND  SHARES.   At  February 28, 1997, there was  an  unlimited
  number  of  shares  of beneficial interest, $0.001  par  value,
  authorized.   The  following table summarizes the  activity  in
  shares of  the Fund:


		                FOR THE SIX-MONTH
		                   PERIOD ENDED            FOR THE PERIOD
		                FEBRUARY 28, 1997        SEPTEMBER 21,1995+
		                   (UNAUDITED)        THROUGH AUGUST 31, 1996
		                ------------------    -----------------------
	                 SHARES      AMOUNT       SHARES         AMOUNT
	                 ------      ------       ------         ------
Shares sold......    759,359    $9,157,901    10,157,265   $103,041,971

Shares issued to
shareholders in
reinvestment of
distributions....    873,315    10,182,851         9,956        101,256

Shares
redeemed.........   (269,373)   (3,262,478)     (451,200)    (4,867,777)
                    ---------   -----------    ----------    -----------

Net increase.....  1,363,301   $16,078,274     9,716,021   $ 98,275,450
                               ============                =============

Shares outstanding:

Beginning of
 period..........  9,726,021                      10,000
                   ---------                      ------

End of period....  11,089,322                  9,726,021
                   ==========                  =========

+COMMENCEMENT OF OPERATIONS.

[Outside cover -- divided into two sections]


               TRUSTEES                             THE
          ------------------                    [OLSTEIN LOGO]
      Robert A. Olstein, Chairman                   FUNDS
           Neil C. Klarfeld
		    Fred W. Lange
		      John Lohr
		  D. Michael Murray
		   Erik K. Olstein
		   Lawrence K. Wein


           INVESTMENT MANAGER
       --------------------------
        Olstein & Associates, L.P.
          4 Manhattanville Road
         Purchase, New York 10577
		     (914) 397-7565

                                                               THE
               DISTRIBUTORS                              [OLSTEIN LOGO]
           --------------------                             FINANCIAL
     Rodney Square Distributors, Inc.                         ALERT
 (Subsidiary of Wilmington Trust Company)                     FUND
                     &
		  Olstein & Associates, L.P.


           SHAREHOLDER SERVICES
       ----------------------------
   Rodney Square Management Corporation
 (Subsidiary of Wilmington Trust Company)


                CUSTODIAN
			 ---------------
		Wilmington Trust Company


              LEGAL COUNSEL
          ---------------------
   Stradley, Ronon, Stevens & Young, LLP


           INDEPENDENT AUDITORS                           SEMI-ANNUAL REPORT
        --------------------------                        FEBRUARY 28, 1997
             Ernst & Young LLP


THIS  REPORT IS  SUBMITTED  FOR  THE  GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE  FUND.
THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE  INVESTORS IN THE FUND  UNLESS
PRECEDED  OR  ACCOMPANIED  BY  AN   EFFECTIVE
PROSPECTUS.

OS07 4/97